EMPLOYEE BONUS PLAN (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
EMPLOYEE BONUS PLAN [Abstract]
EMPLOYEE BONUS PLAN
NOTE 11. EMPLOYEE BONUS PLAN

In 2010, our board of directors approved a cash incentive bonus plan. As of November 12, 2013, the plan, as amended, provides for payment of $0.6 million to employees, still employed at the time of payment, when (i) we are cash flow positive, defined by our board as earnings before interest, taxes, depreciation, amortization and certain non-cash charges, and (ii) cash is available for the payment as determined by our board at its sole discretion. In 2013, our board of directors approved an executive bonus plan which provides for payments of $0.3 million to employees, still employed at the time of payment, when cash is available for the payment as determined by our board at its sole discretion. Because the consolidated operating cash flow and cash availability conditions were not met as of September 30, 2013, and December 31, 2012, our board of directors has not approved payments and no accruals have been recorded for these bonuses.

NOTE 16. EMPLOYEE BONUS PLAN

In 2010, our board of directors approved a cash incentive bonus plan. As of December 31, 2012, the plan provided for payment of $0.5 million to employees, employed at the time of payment, if all of the following conditions are met: (i) court approval of our Plan of Reorganization and successfully exiting the Chapter 11 bankruptcy process, (ii) being cash flow positive, defined by our board as earnings before interest, taxes, depreciation, amortization and certain non-cash charges, and (iii) cash availability as determined by our board at its sole discretion. Because the consolidated operating cash flow condition and cash availability condition were not met as of December 31, 2012 and 2011, our board of directors has not approved payments and no accruals have been recorded.